Income Taxes - Schedule of Valuation Allowance (Details) ¥ in Thousands	12 Months Ended
Sep. 30, 2024 CNY (¥)
Schedule of Valuation Allowance [Abstract]
Balance as of September 30, 2023
Addition	548
Write off
Balance as of September 30, 2024	¥ 548